(20) PRIVATE PENSION PLAN (Details Narrative) - Number	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Reasonably possible increase or decrease of time in actuarial assumption	1 year
Actuarial assumption of discount rates	7.43%
Percentage of reasonably possible increase or decrease in actuarial assumption	0.25
Actuarial assumption of mortality table	AT-2000 (-10)
Projections performed on the respective mortality tables	1 year
Bottom Of Range [member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial assumption of discount rates	7.18%
Top of range [member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Actuarial assumption of discount rates	7.68%
Companhia Piratininga de Forca e Luz ("CPFL Piratininga") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Estimated rate of nominal salary increase	6.39%	6.39%	6.39%
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 2 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Average duration of the defined benefit obligation	11 years 3 months 18 days
Companhia Paulista de Forca e Luz ("CPFL Paulista") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Average duration of the defined benefit obligation	10 years 3 months 18 days
CPFL Geracao de Energia S.A. ("CPFL Geracao") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Average duration of the defined benefit obligation	10 years 8 months 12 days
RGE Sul Distribuidora de Energia S.A. ("RGE") [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Average duration of the defined benefit obligation	12 years 6 months
RGE Sul Distribuidora de Energia S.A. ("RGE") Plan 1 [Member]
DisclosureOfPrivatePensionPlanLineItems [Line Items]
Estimated rate of nominal salary increase	5.15%	5.15%	6.13%